Consolidated Balance Sheet (unaudited) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021
Current Assets
Cash & cash equivalents	$ 94,849	$ 136,881
Trade & other receivables	6,048	4,842
Prepayments	7,900	6,504
Total Current Assets	108,797	148,227
Non-Current Assets
Property, plant and equipment	2,470	3,021
Right-of-use assets	9,033	9,119
Financial assets at fair value through other comprehensive income	2,347	2,080
Other non-current assets	1,956	1,724
Intangible assets	579,836	580,546
Total Non-Current Assets	595,642	596,490
Total Assets	704,439	744,717
Current Liabilities
Trade and other payables	20,919	19,598
Provisions	22,288	18,710
Borrowings	5,203	53,200
Lease liabilities	3,489	2,765
Warrant liability	6,055
Total Current Liabilities	57,954	94,273
Non-Current Liabilities
Provisions	13,992	17,017
Borrowings	86,542	41,045
Lease liabilities	7,942	8,485
Deferred consideration	2,500	2,500
Total Non-Current Liabilities	110,976	69,047
Total Liabilities	168,930	163,320
Net Assets	535,509	581,397
Equity
Issued Capital	1,163,586	1,163,153
Reserves	68,082	65,813
(Accumulated losses)/retained earnings	(696,159)	(647,569)
Total Equity	$ 535,509	$ 581,397